Loss per share	12 Months Ended
Dec. 31, 2022
Loss per share
Loss per share

11          Loss per share

(a)	Basic loss per share

Basic earnings per share (“EPS”) is calculated by dividing the loss attributable to owners of the Company by the weighted average number of ordinary shares in issue during the year.

(b)	Diluted loss per share

Diluted loss per share is calculated by adjusting the weighted average number of ordinary shares outstanding to assume conversion of all dilutive potential ordinary shares.

For the year ended 31 December 2020, 2021 and 2022, the Company has two categories of dilutive securities: Convertible note and share option. These dilutive securities are assumed to have been converted into ordinary shares, and the net losses for the year is adjusted to eliminate the fair value gain or loss of these dilutive potential ordinary shares less related income tax effect.

11          Loss per share (Continued)

(b)	Diluted Loss per share (Continued)

The following table sets forth the computation of basic and diluted Loss per share:

	2020	2021	2022
	RMB’000	RMB’000	RMB’000
	(Note ii)	(Note ii)	(Note ii)
Numerator:
Loss attributable to owners of the Company – basic	(235,479)	(586,619)	(76,247)
Loss attributable to owners of the Company – diluted	(235,479)	(586,619)	(76,247)
Shares (denominator):
Weighted average number of shares – basic	65,297,485	65,960,235	81,911,577
Weighted average number of shares – diluted	65,297,485	65,960,235	81,911,577
Loss per share – basic (RMB)	(3.61)	(8.89)	(0.93)
Loss per share – diluted (RMB)	(3.61)	(8.89)	(0.93)

Note i   As the Group incurred losses for the years ended 31 December 2021 and 2022, share option and the conversion of convertible note would be anti-dilutive and therefore, related changes in fair value is not included in the computation of diluted loss per share. Diluted loss per share and basic loss per share are the same for the year ended 31 December 2021 and 2022.